Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Himax Technologies, Inc. (the Parent Company only)
Current	$ 26,004	$ 2,140
Non-current	26,516	23,554
Total financial assets at fair value through profit or loss	52,520	25,694
Money market fund
Himax Technologies, Inc. (the Parent Company only)
Total financial assets at fair value through profit or loss	24,732	2,140
Equity securities-unlisted company
Himax Technologies, Inc. (the Parent Company only)
Total financial assets at fair value through profit or loss	26,758	23,554
Warrant-unlisted company
Himax Technologies, Inc. (the Parent Company only)
Total financial assets at fair value through profit or loss	$ 1,030	$ 0